Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Loss (in millions)	Company Selected Measure - Adjusted EBITDA(6) (in millions)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2022	$400,000	$(86,442,147)	$2,871,847	$(1,132,030)	$11.56	$23.05	$(601.5)	$(210.0)
2021	$89,883,069	$29,355,450	$2,442,874	$25,732	$45.11	$67.17	$(494.1)	$1.6

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1) Robert Reffkin is the CEO for purposes of calculating the amounts in each applicable year.(
Peer Group Issuers, Footnote [Text Block]	(5) The amounts disclosed represent the value of an investment of $100 in a peer group index at the end of each period presented assuming the investment was made at the beginning of each period presented. The total shareholder return applied to each investment period is calculated using a peer group index that represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose are the following companies: Zillow Group, Inc. (ZG), Redfin Corp (RDFN), Opendoor Technologies Inc. (OPEN), EXP World Holdings, Inc. (EXPI), and Anywhere Real Estate Inc. (HOUS), formerly Realogy Holdings Corp. (RLGY). For the year ended December 31, 2021, the measurement period started on April 1, 2021, which is the date of the Company's IPO.
PEO Total Compensation Amount	$ 400,000	$ 89,883,069
PEO Actually Paid Compensation Amount	$ (86,442,147)	29,355,450
Adjustment To PEO Compensation, Footnote [Text Block]	2) None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. A reconciliation of Total Compensation from the Summary Compensation Table to compensation actually paid to our CEO and our other NEOs (as an average) is shown below:

	2022		2021
Adjustments:	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs
Total Compensation as reported in Summary Compensation Table (SCT)	$400,000	$2,871,847	$89,883,069	$2,442,874
Adjustments for stock and option awards (a):
(Subtraction): Stock and option awards amounts as reported in SCT	—	(1,840,102)	(89,151,583)	(1,139,476)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	698,361	38,354,418	589,016
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(76,784,671)	(1,049,169)	(57,562,295)	(2,462,169)
Addition: Vesting date fair value of awards granted and vesting during such year	—	312,886	—	153,634
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(10,057,476)	(1,081,263)	47,831,841	441,853
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	(1,044,590)	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—
Compensation Actually Paid (as calculated)	$(86,442,147)	$(1,132,030)	$29,355,450	$25,732
(a) The fair values of the stock and option awards were calculated using valuation assumptions in accordance with ASC 718 including: (i) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (ii) the fair value of the CEO's performance based vesting RSU awards was estimated using a Monte Carlo Simulation method; and (iii) the fair value of options was estimated using the Black-Scholes option-pricing model.

Non-PEO NEO Average Total Compensation Amount	$ 2,871,847	2,442,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,132,030)	25,732
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	2) None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. A reconciliation of Total Compensation from the Summary Compensation Table to compensation actually paid to our CEO and our other NEOs (as an average) is shown below:

	2022		2021
Adjustments:	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs
Total Compensation as reported in Summary Compensation Table (SCT)	$400,000	$2,871,847	$89,883,069	$2,442,874
Adjustments for stock and option awards (a):
(Subtraction): Stock and option awards amounts as reported in SCT	—	(1,840,102)	(89,151,583)	(1,139,476)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	698,361	38,354,418	589,016
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(76,784,671)	(1,049,169)	(57,562,295)	(2,462,169)
Addition: Vesting date fair value of awards granted and vesting during such year	—	312,886	—	153,634
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(10,057,476)	(1,081,263)	47,831,841	441,853
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	(1,044,590)	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—
Compensation Actually Paid (as calculated)	$(86,442,147)	$(1,132,030)	$29,355,450	$25,732
(a) The fair values of the stock and option awards were calculated using valuation assumptions in accordance with ASC 718 including: (i) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (ii) the fair value of the CEO's performance based vesting RSU awards was estimated using a Monte Carlo Simulation method; and (iii) the fair value of options was estimated using the Black-Scholes option-pricing model.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Shareholder Return
We present our CEO's and average non-CEO NEO's pay for 2021 and 2022 in comparison with the TSR on a hypothetical $100 investment in our stock made on April 1, 2021 and the hypothetical $100 investment in our peer group's stock as of the same date. We then show how our return and the peer group changed over time so that you can view the change in pay with the change in return.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Loss We present our CEO's and non-CEO NEO’s pay for 2021 and 2022 in comparison with the Company’s net loss over the same periods.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted EBITDA We present our CEO's and non-CEO NEO’s pay for 2021 and 2022 in comparison with the Company’s Adjusted EBITDA over the same periods.
Tabular List [Table Text Block]

Adjusted EBITDA
Free cash flow
Platform contribution margin

Total Shareholder Return Amount	$ 11.56	45.11
Peer Group Total Shareholder Return Amount	23.05	67.17
Net Income (Loss)	$ (601,500,000)	$ (494,100,000)
Company Selected Measure Amount	(210,000,000.0)	1,600,000
PEO Name	Robert Reffkin
Additional 402(v) Disclosure [Text Block]
(3) The names of the non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Kristen Ankerbrandt, Kalani Reelitz, Greg Hart, Neda Navab, Priyanka Singh, Joseph Sirosh and Danielle Wilkie; and (ii) for 2021, Kristen Ankerbrandt, Greg Hart, Neda Navab and Priyanka Singh.
(4) The amounts disclosed represent the value of an investment of $100 in Compass common stock at the end of each period presented assuming the investment was made at the beginning of each period presented. The total shareholder return used to determine these values was calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For the year ended December 31, 2021, the measurement period started on April 1, 2021, which is the date of the Company's IPO.
Analysis of the Information Presented in the Pay Versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay Versus Performance table.
In particular, our CEO’s compensation actually paid, as reported in the Pay Versus Performance table, ranged from almost $29.4 million in 2021 to approximately negative $86.4 million in 2022, whereas compensation actually realized, meaning cash compensation and the value of equity as vested, was $76.7 million in 2021 and $11.5 million in 2022. The majority of the compensation realized in 2021 was the value of equity grants that vested upon our IPO. Compensation actually paid as reported in the Pay Versus Performance table is a large negative number due to stock price declines. Stock price declines decrease the value of outstanding RSUs and also decrease the probability of the performance awards vesting.

PEO Actually Realized Compensation Amount	$ 11,500,000	$ 76,700,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(6) Our Company-selected measure is Adjusted EBITDA, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2022 to our Company’s performance. Adjusted EBITDA is a non-GAAP financial measure that represents our net loss attributable to Compass, Inc. adjusted for depreciation and amortization, investment income, net interest expense, stock-based compensation expense, benefit from income taxes and other items.Adjusted EBITDA is defined in footnote 6 to the Pay Versus Performance Table above.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow
Non-GAAP Measure Description [Text Block]	Free Cash Flow is a non-GAAP financial measure that represents net cash used in operating activities less capital expenditures.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Platform contribution margin
Non-GAAP Measure Description [Text Block]	Platform contribution margin represents revenue less commissions and other related expense adjusted for stock-based compensation divided by revenue. Platform contribution margin is a non-GAAP metric that the Company does not report publicly in accordance with SEC regulations but which the Company finds useful for managing certain aspects of the business.
PEO [Member] | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(89,151,583)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	38,354,418
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(76,784,671)	(57,562,295)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,057,476)	47,831,841
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,840,102)	(1,139,476)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	698,361	589,016
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,049,169)	(2,462,169)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	312,886	153,634
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,081,263)	441,853
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,044,590)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0